DEFERRED INCOME TAX (Changes in deferred income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax [Abstract]
At the beginning of the year	$ (340,207)	$ (392,265)
Translation differences	25,166	(7,201)
Effect of changes in tax law (Note 11)	16,979	0	$ 7,455
Effect of initial inflation adjustment	0	(182,773)
Credits (Charges) directly to other comprehensive income	19,537	9,547
Deferred tax (charge) credit (Note 11)	38,785	232,485
At the end of the year	$ (239,740)	$ (340,207)	$ (392,265)